Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Amortisation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	kr 3,248	kr 2,359	kr 1,639
Total amortisation	1,834	1,599	1,066
Impairment losses for the year	1,414	760	573
Cost of goods sold
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	982	846	844
Sales and distribution costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	9	34	39
Research and development costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	1,757	1,364	744
Administrative costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	41	19	11
Other operating income and expenses
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	kr 459	kr 96	kr 1